Document and Entity Information	May 03, 2024
Details
Registrant CIK	0000706698
Registrant Name	UTAH MEDICAL PRODUCTS, INC.
SEC Form	8-K
Period End date	May 03, 2024
Tax Identification Number (TIN)	87-0342734
Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Securities Act File Number	001-12575
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	7043 South 300 West
Entity Address, City or Town	Midvale
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84047
City Area Code	801
Local Phone Number	566-1200
Amendment Flag	false